Assets Held for Sale (Details) $ in Millions	Dec. 31, 2022 CAD ($)
Held for sale
Assets
Current assets	$ 145
Property, plant and equipment, net and intangible assets	802
Exploration and evaluation	239
Total Assets	1,186
Liabilities
Current liabilities	(273)
Other long-term liabilities and provisions	(257)
Total Liabilities	(530)
Net Assets	656
Held-for-sale, U.K. Operations
Assets
Current assets	83
Property, plant and equipment, net and intangible assets	364
Exploration and evaluation	239
Total Assets	686
Liabilities
Current liabilities	(241)
Other long-term liabilities and provisions	(217)
Total Liabilities	(458)
Net Assets	228
Held-for-sale, wind and solar assets
Assets
Current assets	62
Property, plant and equipment, net and intangible assets	438
Total Assets	500
Liabilities
Current liabilities	(32)
Other long-term liabilities and provisions	(40)
Total Liabilities	(72)
Net Assets	$ 428